PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

	July 31, 2021	October 31, 2020
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	238,553	171,430
	486,801	419,678
Less: accumulated depreciation	(92,425)	(54,444)
	394,376	365,234
Construction in progress:
Leasehold improvements	157,686	-
Total property and equipment, net	$552,062	$365,234

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment is being depreciated over their estimated useful lives of 15 years.

Depreciation expense totaled $13,125 and $10,720 for the three months ended July 31, 2021 and 2020, respectively. Depreciation expense totaled $37,981 and $25,879 for the nine months ended July 31, 2021 and 2020, respectively.

As described in Note 7, during the nine months ended July 31, 2021, the Company began the build-out of additional laboratory processing, product distribution and administrative office capacity at its Basalt Lab Lease location. The total costs incurred as of July 31, 2021 was $157,686 and is reflected as construction in progress. Amortization of these costs will begin once the build-out is complete and the facility becomes operational.

NOTE 5 - PROPERTY AND EQUIPMENT

	October 31, 2020	October 31, 2019
Computer equipment	$8,653	$8,653
Finance lease equipment	239,595	239,595
Manufacturing equipment	171,430	32,736
	419,678	280,984
Less: accumulated depreciation	(54,444)	(17,669)
Total property and equipment, net	$365,234	$263,315

During March 2019, the Company entered into a lease agreement for certain lab equipment in the amount of $239,595. Under the terms of the lease agreement, the Company is required to make 60 equal monthly payments of $4,513 plus applicable sales taxes. Under the Lease Agreement, the Company has the right to acquire all of the leased equipment for $1.00. As a result, the lease agreement is being accounted for as a finance lease obligation. The annual interest rate charged in connection with the lease is 4.5%. The leased equipment is being depreciated over their estimated useful lives of 15 years.

Depreciation expense totaled $36,775 and $14,794 for the years ended October 31, 2020 and 2019, respectively.